Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group Completion Fund Series
Entity Central Index Key	0002020645
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Capital Group Core Bond Completion Fund - Class M
Shareholder Report [Line Items]
Fund Name	Capital Group Core Bond Completion Fund
Class Name	Class M
Trading Symbol	CBCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group Core Bond Completion Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/CGCBCF-M . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/CGCBCF-M
Expenses [Text Block]
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 0 *	0.00% †
*
Amount less than $1.
†
Amount
less
than 0.01%.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class M shares gained 7.61% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/CGCBCF-M
.
What factors influenced results
During the fund's fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near 15-year highs. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated and the yield curve steepened.
In accordance with its investment objective, the fund's managers sought to provide as high a level of current income as is consistent with preservation of capital. To that end, a plurality of the fund's assets is invested in high-quality corporate bonds, with additional holdings in mortgage-backed and asset-backed securities. The fund also has small positions in both U.S. Treasuries and high-yield (rated below BBB) securities.
As an investor in the Capital Group Core Bond SMA, you are also a shareholder in this fund; the SMA invests part of its assets in this fund as a foundation for further investment in pursuit of the SMA's objectives. As this fund is only a part of your SMA investment and serves to complement the individual bond holdings for this strategy, it is an incomplete representation of the total portfolio. Accordingly, we encourage you to consider the SMA's profile and results as a whole.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
Capital Group Core Bond Completion Fund — Class M 2	7.61%	3.74%
Bloomberg U.S. Aggregate Index 3	7.30%	2.71%
1
Class M shares were first offered September 13, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Sep. 13, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 30,000,000
Holdings Count | Holding	362
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	453.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 30
Total number of portfolio holdings	362
Total advisory fees paid (in millions)	None
Portfolio turnover rate including mortgage dollar roll transactions	453%
Portfolio turnover rate excluding mortgage dollar roll transactions	53%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	57.44%
Mortgage-backed obligations	21.75%
Asset-backed obligations	16.00%
U.S. Treasury bonds & notes	5.15%
Bonds & notes of governments & government agencies outside the U.S.	3.61%
Municipals	0.52%
TBA sale commitments:
Mortgage-backed obligations	(8.91) %
Short term securities & other assets less liabilities*	4.44%
Total	100.00%
*Includes derivatives.

Capital Group Core Plus Completion Fund - Class M
Shareholder Report [Line Items]
Fund Name	Capital Group Core Plus Completion Fund
Class Name	Class M
Trading Symbol	CPCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group Core Plus Completion Fund (the "fund") for the period from October 29, 2025, commencement of operations, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/CPLUCF-M . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/CPLUCF-M
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 0 1,2	0.00% 3,4
1
Amount less than $1.
2
Based on
operations
for the period from October 29, 2025 to December 31, 2025. Expenses for the full year would be higher.
3
Annualized.
4
Less than 0.01%.

Expenses Paid, Amount	$ 0	[1],[3]
Expense Ratio, Percent	0.00%	[4],[5]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class M shares gained 0.52% for the period from October 29, 2025 to December 31, 2025. That result compares with a 0.24% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/CPLUCF-M
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near 15-year highs. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated and the yield curve steepened.
Consistent with its investment objective, the fund’s managers sought to provide current income and seek maximum total return as is consistent with preservation of capital. To that end, a plurality of the fund’s assets is invested in high-quality corporate bonds and securitized credit. The fund also has meaningful, but smaller, positions in U.S. Treasuries, high-yield (rated below BBB) securities and emerging markets debt.
As an investor in the Capital Group Core Plus SMA, you are also a shareholder in this fund; the SMA invests part of its assets in this fund as a foundation for further investment in pursuit of the SMA’s objectives. As this fund is only a part of your SMA investment and serves to complement the individual bond holdings for this strategy, it is an incomplete representation of the total portfolio. Accordingly, we encourage you to consider the SMA’s results as a whole.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
Capital Group Core Plus Completion Fund — Class M 2	0.52%
Bloomberg U.S. Aggregate Index 3	0.24%
1
Class M shares were first offered on October 29, 2025.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 29, 2025
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 35,000,000
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 35
Total number of portfolio holdings	275
Total advisory fees paid (in millions)	None
Portfolio turnover rate including mortgage dollar roll transactions	122%
Portfolio turnover rate excluding mortgage dollar roll transactions	61%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	46.05%
Mortgage-backed obligations	25.40%
U.S. Treasury bonds & notes	16.83%
Asset-backed obligations	13.59%
Bonds & notes of governments & government agencies outside the U.S.	5.19%
Loans	1.13%
Common stocks	0.13%
Convertible bonds & notes	0.09%
TBA sale commitments:
Mortgage-backed obligations	(10.92) %
Short term securities & other assets less liabilities*	2.51%
Total	100.00%
*Includes derivatives.

Capital Group Municipal Income Completion Fund - Class M
Shareholder Report [Line Items]
Fund Name	Capital Group Municipal Income Completion Fund
Class Name	Class M
Trading Symbol	MICOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group Municipal Income Completion Fund (the "fund") for the period from November 3, 2025, commencement of operations, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/CGMICF-M . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/CGMICF-M
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 0 1,2	0.00% 3,4
1
Amount less than $1.
2
Based on operations for the period from November 3, 2025 to December 31, 2025. Expenses for
the
full year would be higher.
3
Annualized.
4
Less

than

0.01%.

Expenses Paid, Amount	$ 0	[1],[6]
Expense Ratio, Percent	0.00%	[4],[5]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class M shares gained 0.63% for the period from November 3, 2025 to December 31, 2025. That result compares with a 0.31% gain for the Bloomberg Municipal Bond Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/CGMICF-M
.
What factors influenced results
During the fund’s fiscal year, U.S. municipal bonds posted strong returns. The U.S. Federal Reserve cut rates three times in response to growing labor market weakness. Long-term municipal yields initially rose to a multi-year high before gradually declining to a 14-month low, amid heightened market volatility and strong investor demand. This dynamic led to a steepening of the municipal yield curve, with 30-year AAA yields outpacing 5-year yields.
Consistent with its investment objective, the fund’s managers sought to provide a high level of current income exempt from regular federal income tax, consistent with the preservation of capital. To that end, the fund balances investment-grade securities and higher yielding, lower rated securities to offer investors opportunities for risk management and to pursue income exempt from regular federal income tax.
As an investor in the Capital Group Municipal Income SMA, you are also a shareholder in this fund; the SMA invests part of its assets in this fund as a foundation for further investment in pursuit of the SMA’s objectives. As this fund is only a part of your SMA investment and attempts to complement individual bond holdings for this strategy, it is an incomplete representation of the total portfolio. Accordingly, we encourage you to consider the SMA results as a whole.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
Capital Group Municipal Income Completion Fund — Class M 2	0.63%
Bloomberg Municipal Bond Index 3	0.31%
1
Class M shares were first offered on November 3, 2025.
2
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 03, 2025
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 30,000,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 30
Total number of portfolio holdings	64
Total advisory fees paid (in millions)	None
Portfolio turnover rate	28%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

[1]	Amount less than $1.
[2]	Amount less than 0.01%.
[3]	Based on operations for the period from October 29, 2025 to December 31, 2025. Expenses for the full year would be higher.
[4]	Annualized.
[5]	Less than 0.01%.
[6]	Based on operations for the period from November 3, 2025 to December 31, 2025. Expenses for the full year would be higher.